19. BORROWINGS AND FINANCING (Details Narrative) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Telemar oi Movel [Member] | Nonconvertible Debentures [Member]
BorrowingsLineItems [Line Items]
Aggregate amount	R$ 2,500
Description of interest rate	Interest rate of 12.66% p.a. that are compounded to principal up to January 2021 and, from then on, payment of interest at the rate of 13.61% p.a. This issue matures in January 2022.
JRP [member] | Bottom of range [member]
BorrowingsLineItems [Line Items]
Discounted using rates	12.60%
JRP [member] | Top of range [member]
BorrowingsLineItems [Line Items]
Discounted using rates	16.40%
Financial guarantee contracts [member] | Long-term borrowings [member] | Telemar oi Movel [Member]
BorrowingsLineItems [Line Items]
Financial liability, guarantee obligations	R$ 6,751,420